Schedule of Bank Borrowings (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023	Aug. 03, 2023	Jun. 01, 2023	May 03, 2023	Aug. 03, 2022
Short-Term Debt [Line Items]
Bank borrowings		$ 95,352	$ 128,854	$ 826,159
long term current		(88,065)	(119,007)	(696,956)
Long-term bank borrowings		7,287	9,847	129,203
Property Loan [Member]
Short-Term Debt [Line Items]
Interest rate					6.25%	1.98%		1.20%	1.68%
Bank borrowings	[1]	$ 95,352	$ 128,854	242,922
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	1.98%	1.98%
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	4.95%	4.95%
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	2.25%	2.25%
Bank borrowings	[2]			$ 583,237
Singapore Over Night Rate Average [Member]
Short-Term Debt [Line Items]
Interest rate		3.25%	3.25%				2.00%

[1]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2025 the SORA rate is 3.25%.
[2]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 was maturated in October 2025 with the interest rate at 2.25%.